SHARE OPTIONS AND SHARE WARRANTS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Share Options And Share Warrants [Abstract]
Schedule of Grants of Share Options and Warrants
	Options and warrants	Weighted- average exercise price US$	Range US$
	‘A’ Ordinary Shares	Per ‘A’ Ordinary Share	Per ‘A’ Ordinary Share
Outstanding January 1, 2021	19,485,990	0.79	0.19 –4.36
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-

Outstanding at June 30, 2021	19,485,990	0.79	0.19 –4.36

Exercisable at June 30, 2021	12,666,00	0.96	0.19 –4.36

Outstanding January 1, 2022	18,727,990	0.78	0.19 –4.36
Granted	1,400,000	0.27	0.27-0.27
Exercised	(2,733,328)	0.19	0.19-0.19
Forfeited	(79,990)	3.80	2.71-4.36

Outstanding at June 30, 2022	17,314,672	0.82	0.19 –4.36

Exercisable at June 30, 2022	13,071,388	0.70	0.19 –4.36